Goodwill and Intangible Assets (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets
Trademarks and trade names	$ 313	$ 309
Management and franchise agreements	412	377
Other	16	78
Intangible Assets, Gross	741	764
Accumulated amortization	(164)	(196)
Intangible assets, net (excluding goodwill), Total	$ 577	$ 568